Deferred Income Taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deferred Income Taxes
21.	Deferred income taxes
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same taxation authority.

Movement in deferred income tax accounts is as follows:

	2021	2020
	$’000	$’000
Beginning of financial year	1,615	1,698
Currency revaluation adjustments	36	(12)
Acquisition of subsidiaries(Note 28(c))	1,393	69
Tax charge (Note 10)	(669)	(140)

End of financial year	2,375	1,615

Deferred income tax assets are recognised for tax losses, capital allowances and merger and acquisition (“M&A”) allowances carried forward to the extent that realisation of the related tax benefits through future taxable profits is probable. The Group has unrecognised tax losses of $79,657,000 (2020: $42,775,000), capital allowance of $3,948,000 (2020: $2,000) and M&A allowance of $10,424,000 (2020: $4,564,000) at the balance sheet date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognised tax losses, capital allowances and M&A allowances in their respective countries of incorporation. The capital allowances and M&A allowances have no expiry date. The tax losses have expiry dates as follows:

	2021	2020
	$’000	$’000
Expiring in one year	5,617	3,847
Expiring in two years	5,734	3,556
Expiring in three years	4,069	3,343
Expiring in four years	6,601	2,973
Expiring beyond four years	57,636	29,056

	79,657	42,775

The movement in deferred income tax assets and liabilities (prior to offsetting of balances within the same tax jurisdiction) is as follows:
Deferred income tax liabilities

	Accelerated tax depreciation	Fair value gains – net	ROU assets	Others		Total
	$’000	$’000	$’000	$’000		$’000
2021
Beginning of financial year	824	1,026	2,824	—		4,674
Currency translation adjustments	8	34	(3)	—	*	39
Acquisition of subsidiaries (Note 28(c))	875	1,132	—	29		2,036
Charged/(credited) to profit or loss	420	(217)	(4)	—		199

End of financial year	2,127	1,975	2,817	29		6,948

2020
Beginning of financial year	578	1,145	3,347	70		5,140
Currency translation adjustments	—	(12)	(3)	—		(15)
Acquisition of subsidiary	—	69	—	—		69
Charged/(credited) to profit or loss	246	(176)	(520)	(70)		(520)

End of financial year	824	1,026	2,824	—		4,674

*	Less than $1,000
Deferred income tax assets

	Lease liabilities	Provisions	Tax loss	Unutilised capital allowance	Total
	$’000	$’000	$’000	$’000	$’000
2021
Beginning of financial year	(2,926)	(133)	—	—	(3,059)
Currency translation adjustments	3	—	(1)	(5)	(3)
Acquisition of subsidiaries (Note 28(c))	—	—	(102)	(541)	(643)
Credited to profit or loss	(10)	(24)	(834)	—	(868)

End of financial year	(2,933)	(157)	(937)	(546)	(4,573)

2020
Beginning of financial year	(3,442)	—	—	—	(3,442)
Currency translation adjustments	3	—	—	—	3
Credited to profit or loss	513	(133)	—	—	380

End of financial year	(2,926)	(133)	—	—	(3,059)